T. ROWE PRICE Retirement 2035 Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 18 .2%
T. Rowe Price Funds:
New Income Fund  1,627,472 115,406 39,387 217,332,573 1,762,567
U.S. Treasury Long-Term Index
Fund  658,722 26,779 16,734 92,478,753 713,936
International Bond Fund (USD
Hedged)  560,517 51,888 10,993 71,894,664 611,105
Dynamic Global Bond Fund  369,149 19,773 8,849 48,850,709 376,150
Emerging Markets Bond Fund  285,852 8,469 6,649 31,693,266 295,698
High Yield Fund  272,023 6,564 6,511 46,744,648 279,066
Floating Rate Fund  97,927 2,729 5,288 10,259,940 95,315
Limited Duration Inflation Focused
Bond Fund  49,401 2,950 1,189 11,000,833 52,254
Total Bond Mutual Funds (Cost $ 4,623,644 ) 4,186,091
EQUITY MUTUAL FUNDS 80 .6%
T. Rowe Price Funds:
Value Fund  2,875,703 17,084 45,138 60,286,705 2,990,221
Growth Stock Fund  2,714,265 10,720 143,187 25,552,989 2,700,695
U.S. Large-Cap Core Fund  1,933,955 4,965 50,321 45,341,384 1,975,524
Equity Index 500 Fund  1,900,332 10,859 72,958 13,083,986 1,947,420
Overseas Stock Fund  1,459,735 5,497 24,530 107,599,905 1,499,943
International Value Equity Fund  1,392,422 6,762 24,425 77,166,105 1,433,746
International Stock Fund  1,241,685 6,770 22,718 61,359,625 1,301,438
Real Assets Fund  1,160,146 25,415 21,014 79,070,113 1,209,773
Mid-Cap Growth Fund  685,365 3,414 11,525 6,435,663 706,250
Mid-Cap Value Fund  651,283 3,086 11,254 18,688,065 673,705
Emerging Markets Discovery Stock
Fund  511,815 2,482 9,577 36,275,199 522,000
Small-Cap Stock Fund  402,895 4,084 8,157 6,686,607 424,599
Emerging Markets Stock Fund  399,124 15,330 6,636 12,098,289 423,682
Small-Cap Value Fund  384,503 1,849 6,582 7,125,123 409,196
New Horizons Fund (2) 273,748 1,526 5,638 4,851,288 284,140
Total Equity Mutual Funds (Cost $ 12,682,554 ) 18,502,332
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  3,020 141,500 141,526 30,160 3,018
Total Other Mutual Funds (Cost $ 2,949 ) 3,018
SHORT-TERM INVESTMENTS 1 .3%
Money Market Funds  1.2%
T. Rowe Price U.S. Treasury
Money Fund, 5.36% (3) 233,070 293,661 255,456 271,274,910 271,275

T. ROWE PRICE Retirement 2035 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.3%
(continued)
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 5.268%,
10/1/24 (4) 27,000,000 26,891
Total Short-Term Investments (Cost $ 298,158 ) 298,166
Total Investments in Securities 100.1%
(Cost $17,607,305) $ 22,989,607
Other Assets Less Liabilities (0.1)% (12,526)
Net Assets 100.0% $ 22,977,081
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2035 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 280 MSCI EAFE Index contracts 9/24 (34,419) $ (1,682)
Short, 613 Russell 2000 E-Mini Index contracts 9/24 (68,138) (3,736)
Short, 256 S&P 500 E-Mini Index contracts 9/24 (72,461) (1,634)
Net payments (receipts) of variation margin to date 5,954
Variation margin receivable (payable) on open futures contracts $ (1,098)

T. ROWE PRICE Retirement 2035 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 136 $ (3,923) $ 5,451
Emerging Markets Bond Fund  (180) 8,026 4,717
Emerging Markets Discovery Stock Fund  998 17,280 —
Emerging Markets Stock Fund  177 15,864 —
Equity Index 500 Fund  21,283 109,187 6,559
Floating Rate Fund  (57) (53) 2,208
Growth Stock Fund  63,790 118,897 —
High Yield Fund  (2) 6,990 5,055
International Bond Fund (USD Hedged)  462 9,693 5,608
International Stock Fund  4,363 75,701 —
International Value Equity Fund  4,775 58,987 —
Limited Duration Inflation Focused Bond Fund  10 1,092 88
Mid-Cap Growth Fund  3,442 28,996 —
Mid-Cap Value Fund  2,285 30,590 —
New Horizons Fund  926 14,504 —
New Income Fund  (1,344) 59,076 21,463
Overseas Stock Fund  6,319 59,241 —
Real Assets Fund  1,480 45,226 —
Small-Cap Stock Fund  2,410 25,777 —
Small-Cap Value Fund  1,373 29,426 —
Transition Fund  (526) 24 —
U.S. Large-Cap Core Fund  14,895 86,925 —
U.S. Treasury Long-Term Index Fund  (2,094) 45,169 6,973
Value Fund  16,536 142,572 —
U.S. Treasury Money Fund, 5.36% — — 2,963
Totals $ 141,457 # $ 985,267 $ 61,085 +

T. ROWE PRICE Retirement 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $61,085 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2035 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2035 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2035 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 4,186,091 $ — $ — $ 4,186,091
Equity Mutual Funds 18,502,332 — — 18,502,332
Other Mutual Funds 3,018 — — 3,018
Short-Term Investments 271,275 26,891 — 298,166
Total $ 22,962,716 $ 26,891 $ — $ 22,989,607
Liabilities
Futures Contracts* $ 7,052 $ — $ — $ 7,052
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2035 Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F158-054Q1 08/24